(17) DEBENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning	R$ 9,176,527
Debentures raised	4,562,339
Repayment	(4,879,138)
Interest, inflation adjustment and mark to market	800,412
Exchange rates	(719,295)
Borrowings, ending	8,940,845
Current	917,352	R$ 1,703,073
Noncurrent	8,023,493	R$ 7,473,454
Measured at amortized cost [Member] | Floating Rate [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning	9,253,396
Debentures raised	4,163,000
Repayment	(4,879,138)
Interest, inflation adjustment and mark to market	748,311
Exchange rates	(719,295)
Borrowings, ending	8,566,274
Measured at amortized cost [Member] | Floating Rate [Member] | TJLP [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning	495,408
Debentures raised	0
Repayment	(46,768)
Interest, inflation adjustment and mark to market	37,539
Exchange rates	(5,080)
Borrowings, ending	481,099
Measured at amortized cost [Member] | Floating Rate [Member] | CDI [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning	7,446,556
Debentures raised	4,163,000
Repayment	(4,832,370)
Interest, inflation adjustment and mark to market	592,746
Exchange rates	(652,185)
Borrowings, ending	6,717,747
Measured at amortized cost [Member] | Floating Rate [Member] | IPCA [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning	1,311,432
Debentures raised	0
Repayment	0
Interest, inflation adjustment and mark to market	118,026
Exchange rates	(62,030)
Borrowings, ending	1,367,428
Borrowing costs [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning	(76,870)
Debentures raised	(17,261)
Repayment	0
Interest, inflation adjustment and mark to market	34,334
Exchange rates	0
Borrowings, ending	(59,796)
At fair value [member] | Floating Rate [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning	0
Debentures raised	416,600
Repayment	0
Interest, inflation adjustment and mark to market	17,767
Exchange rates	0
Borrowings, ending	434,367
At fair value [member] | Floating Rate [Member] | IPCA [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning	0
Debentures raised	416,600
Repayment	0
Interest, inflation adjustment and mark to market	10,389
Exchange rates	0
Borrowings, ending	426,989
At fair value [member] | Floating Rate [Member] | Mark to market [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning	0
Debentures raised	0
Repayment	0
Interest, inflation adjustment and mark to market	7,378
Exchange rates	0
Borrowings, ending	R$ 7,378